GOING CONCERN (Details Narrative) - USD ($)	Jul. 31, 2026	Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 68,489	$ 132,508
Working capital	53,788	132,508
Accumulated deficit	$ 193,199	$ 906